Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of the private placement Warrants, a Level 3 liability, measured on a recurring basis - Private Placement Warrants [Member]
3 Months Ended
Mar. 31, 2021 USD ($)
Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of the private placement Warrants, a Level 3 liability, measured on a recurring basis [Line Items]
Warrant liabilities at December 31, 2020	$ 123,070
Change in fair value of warrant liabilities	110,872
Warrant liabilities at March 31, 2021	$ 233,942